Senior Subordinated Convertible Promissory Note (‘SSCPN’) (Details) - USD ($)		6 Months Ended		12 Months Ended
	Dec. 29, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Senior Subordinated Convertible Promissory Note (‘SSCPN’) [Line Items]
Warrants (in Shares)				11,500,000
Warrants and placement agents issued				$ 13,175,027	$ 8,109,954
Reverse stock split shares (in Shares)	199,994	19,695,305		10	19,695,305
Fair value adjustment			$ (16,661,212)	$ 3,448,845	$ (9,312,177)
Fair value amount					17,422,132
Fair value				$ 6,571,082
Warrant expiry period				5 years
Percentage of warrant purchase				10.00%
Senior Subordinated Convertible Promissory Note [Member]
Senior Subordinated Convertible Promissory Note (‘SSCPN’) [Line Items]
Fair value adjustment					(9,312,177)
Interest rate				6.00%
Senior Subordinated Notes [Member]
Senior Subordinated Convertible Promissory Note (‘SSCPN’) [Line Items]
Principal balance					$ 8,109,954
Warrants [Member]
Senior Subordinated Convertible Promissory Note (‘SSCPN’) [Line Items]
Warrants (in Shares)				13,175,027	8,109,954
Convertible Notes Payable [Member]
Senior Subordinated Convertible Promissory Note (‘SSCPN’) [Line Items]
Converted shares (in Shares)				42,482
Reverse stock split shares (in Shares)				4,248,178
Convertible Common Stock [Member]
Senior Subordinated Convertible Promissory Note (‘SSCPN’) [Line Items]
Converted shares (in Shares)				42,482
Reverse Stock Split [Member]
Senior Subordinated Convertible Promissory Note (‘SSCPN’) [Line Items]
Converted shares (in Shares)				4,248,178